Subsequent Events (Details)			1 Months Ended
	Sep. 04, 2019 CAD ($) shares	Jun. 30, 2019 shares	Aug. 31, 2019 CAD ($) shares	Sep. 03, 2019 CAD ($)	Aug. 29, 2018 CAD ($)	Jun. 30, 2018 shares
Hempco
Disclosure of terms and conditions of share-based payment arrangement [line items]
Proportion of ownership interest		51.00%
Hempco | Purchase of Additional Ownership Interest in Subsidiary
Disclosure of terms and conditions of share-based payment arrangement [line items]
Amount per share, paid in common shares (in CAD per share)			$ 1.04
Deemed value per share (in CAD per share)			$ 12.01
Number of instruments or interests issued or issuable (in shares) | shares			2,610,642
Number of shares reserved for issuance (in shares) | shares			242,602
Proportion of ownership interest			100.00%
Credit Facility
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum borrowing capacity	$ 360,000,000.0			$ 200,000,000.0	$ 200,000,000.0
Additional borrowing capacity	160,000,000.0
Borrowing capacity, right to increase, amount	$ 39,100,000
Marketable securities designated at FVTOCI | TGOD
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares disposed of (in shares) | shares	28,833,334
Proportion of ownership interest in investment	10.50%
Sales of interests in investments, share price (in CAD per share)	$ 3.00
Proceeds from sales of interests in investments	$ 86,500,000
Total shareholdings (in shares) | shares	0	28,833,334				39,674,584
Subscription Receipt Warrants | TGOD | Derivatives and Convertible Debentures at FVTPL
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrants held by entity (in shares) | shares		16,666,667